Earnings per share - Schedule of weighted average number of ordinary shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings per share [line items]
Beginning of period (in shares)	194,216,835
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	194,216,835		194,216,835
Weighted number of shares
Weighted average number of shares (basic) (in shares)	194,216,835	197,886,375	194,216,835
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Increase (decrease) in weighted number of shares through transfer of treasury shares (in shares)	0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	220,024,713		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	25,807,878
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	25,807,878		25,807,878